Investments - Schedule of Investment (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Non current investments other than investments accounted for using equity method		₨ 21,629	$ 260	₨ 20,720
Current Investments		311,171	$ 3,734	309,232
Total		332,800		329,952
Financial instruments at FVTOCI
Financial instruments at FVTOCI		217,307		260,842
Financial instruments at amortized cost
Inter corporate and term deposits		38,008		23,775
Financial instruments at FVTPL
Financial instruments at FVTPL		77,485		45,335
Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Non current investments other than investments accounted for using equity method		21,629		20,720
Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Current Investments		311,171		309,232
Equity instruments [member] | Non-current assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI	[1]	15,830		15,647
Financial instruments at FVTPL
Financial instruments at FVTPL	[1]	4,404		3,773
Inter corporate and term deposits [member]
Financial instruments at amortized cost
Inter corporate and term deposits		38,008		23,775
Inter corporate and term deposits [member] | Non-current assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits	[2]
Inter corporate and term deposits [member] | Current Assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits	[3]	38,008		23,775
Fixed maturity plan mutual funds [member] | Non-current assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		1,395		1,300
Short-term mutual funds [member] | Current Assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL	[4]	71,686		40,262
Non-convertible debentures [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		154,407		146,296
Government securities [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		7,030		9,422
Commercial papers [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		11,845		18,624
Certificate of deposits [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		0		16,828
Bonds [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		₨ 28,195		₨ 54,025

[1]	Uncalled capital commitments outstanding as at March 31, 2023 and 2024, was ₹1,288 and ₹1,450 respectively.
[2]	^ Value is less than 1
[3]	These deposits earn a fixed rate of interest. As at March 31, 2023 and 2024, term deposits include current deposits in lien with banks, held as margin money deposits against guarantees amounting to ₹ 653 and ₹ 117, respectively.
[4]	As at March 31, 2023 and 2024, short-term mutual funds include units lien with bank on account of margin money for currency derivatives amounting to ₹ Nil and ₹ 218, respectively.